Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information
Entity Registrant Name	LightInTheBox Holding Co., Ltd.
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Central Index Key	0001523836
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	187,214,651
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY